Deconsolidation of Osisko Development and discontinued operations - Disclosure of detailed information about mining interests and plant and equipment (Details) - Osisko Development Corp. [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	$ 627,665
Acquisition of Tintic	182,229
Additions	50,968
Impairment	(81,000)
Mining exploration tax credits	(6,275)
Change in environmental rehabilitation assets	(3,797)
Depreciation	(11,874)
Disposals and others	(4,907)
Currency translation adjustments	24,567
Deconsolidation of Osisko Development	(777,576)
Net book value - December 31	0
Mining interests [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	543,953
Acquisition of Tintic	169,175
Additions	36,754
Impairment	(81,000)
Mining exploration tax credits	(6,275)
Change in environmental rehabilitation assets	(3,797)
Depreciation	(2,385)
Disposals and others	(275)
Currency translation adjustments	21,183
Deconsolidation of Osisko Development	(677,333)
Net book value - December 31	0
Mining plant and equipment [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net book value - January 1	83,712
Acquisition of Tintic	13,054
Additions	14,214
Impairment	0
Mining exploration tax credits	0
Change in environmental rehabilitation assets	0
Depreciation	(9,489)
Disposals and others	(4,632)
Currency translation adjustments	3,384
Deconsolidation of Osisko Development	(100,243)
Net book value - December 31	$ 0